FINANCIAL INSTRUMENTS (Details 12) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 4,166,535	$ 4,454,380		$ 4,405,444
Hedging liabilities [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	5,393	87,364		$ 227,568
Financial liabilities at fair value through profit or loss (held for trading) [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	137	336
Financial Liabilities Measured at Amortized Cost [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 5,002,072	$ 5,022,725	[1]

[1]	Financial liabilities measured at amortized cost, other than “Trade and other payables” and derivatives are presented in the consolidated statements of financial position in the line item “Other financial liabilities” as current and non-current based on their maturity.